Financial assets and liabilities - Derivative financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Fair value of assets	€ 19	€ 135
Contractual or notional amounts of assets	321	1,703
Fair value of liabilities	253	8
Contractual or notional amounts of liabilities	2,651	195
Financial assets transfer from Level 1 to Level 2	0
Financial assets transfer from Level 2 to Level 1	0
Derivative financial instruments	6	124
Derivative financial instruments	13	11
Derivative financial instruments	251	0
Derivative financial instruments	2	8
Metal forward contracts
Financial assets and liabilities
Fair value of assets	14	8
Contractual or notional amounts of assets	164	187
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets		124
Contractual or notional amounts of assets		1,499
Fair value of liabilities	251
Contractual or notional amounts of liabilities	2,591
Derivative financial instruments		124
Derivative financial instruments	251
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	3
Contractual or notional amounts of assets	149
Fair value of liabilities	1	8
Contractual or notional amounts of liabilities	43	195
NYMEX gas swaps
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets		15
Fair value of liabilities	1
Contractual or notional amounts of liabilities	17
Carbon futures
Financial assets and liabilities
Fair value of assets	2	1
Contractual or notional amounts of assets	€ 8	€ 2